Morgan Stanley Federal Securities Trust
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002

Dear Shareholder:
This semiannual report to shareholders of Morgan Stanley Federal Securities Trust covers the six-month period ended April 30, 2002. During the first several weeks of the review period, pessimism about the economy, already acute in the wake of the September 11 attacks, continued to deepen, accompanied by falling U.S. Treasury yields.

In retrospect, we believe that the extent of the decline in yields was not warranted. Prior to September 11, U.S. monetary and fiscal policy had been focused on stimulating economic growth, a focus that intensified after the attacks. The Federal Reserve Board cut the benchmark federal funds rate by a total of 475 basis points (4.75 percent) in 2001, its most aggressive monetary-policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates as well as a number of economically stimulative spending initiatives shortly after the September attacks.

It is therefore not overly surprising that yields began to rise in early November and that the economy began to show signs of recovery shortly thereafter. Although yields generally rose through the last five months of the review period, the pace of the rise was erratic, because the market repeatedly second guessed both the strength of the economic recovery and the potential for disruptive consequences from accounting scandals and escalating violence in the Middle East. On balance, yields rose by about 80 basis points, from
2.42 percent to 3.22 percent, for two-year Treasury securities and by about 72 basis points for 30-year securities. Intermediate maturity yields rose by similar amounts.

At the beginning of the period, yields on Ginnie Maes and other mortgage-backed securities remained high relative to Treasury yields, although the yield spreads had narrowed considerably since the beginning of 2001. As the period progressed and prepayment risk subsided, mortgage-backed securities performed relatively well.

Performance and Portfolio Strategy
For the six-month period ended April 30, 2002, Morgan Stanley Federal Securities Trust's Class B shares posted a loss of 0.78 percent, compared to a loss of
1.41 percent for the Lehman Brothers U.S. Government Index.* For the same period, the Fund's Class A, C and D shares posted losses of 0.49 percent,
0.87 percent and 0.38 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

As Treasury yields fell through November, the manager reduced the interest-rate sensitivity of the Fund to about one year less than that of comparable benchmark indexes. Consequently, although performance was hampered by the rise in yields, the Fund performed well relative to its benchmark. In addition, the manager

----------------
* The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S. government and U.S. Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Federal Securities Trust
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002 CONTINUED

maintained a 45- to 55-percent position in mortgage-backed securities throughout the period, thereby benefiting from mortgage securities' relatively generous yield and price performance. As interest rates rose toward levels more consistent with the long-term outlook for the economy, the manager returned the interest-rate sensitivity to benchmark levels.

Looking Ahead
We believe that the United States is in a period of moderate economic growth with inflation remaining at acceptable levels. With interest rates having risen since November, Treasury yields are closer to levels that are consistent with normal economic growth, and we believe that mortgage-backed securities continue to offer good value for investors. Adjustments to the Fund's maturity and portfolio composition will be made as conditions warrant and opportunities become available.

We appreciate your ongoing support of Morgan Stanley Federal Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Federal Securities Trust
FUND PERFORMANCE / / APRIL 30, 2002

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 4/30/02                             PERIOD ENDED 4/30/02
   -------------------------                        -------------------------
   1 Year                       7.52%(1) 2.95%(2)   1 Year                     6.60%(1)    1.60%(2)
   Since Inception (7/28/97)    6.53%(1) 5.56%(2)   5 Years                    6.10%(1)    5.78%(2)
                                                    10 Years                   6.08%(1)    6.08%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 4/30/02                               PERIOD ENDED 4/30/02
   -------------------------                          -------------------------
   1 Year                     6.59%(1)    5.59%(2)    1 Year                     7.52%(1)
   Since Inception (7/28/97)  5.65%(1)    5.65%(2)    Since Inception (7/28/97)  6.35%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Federal Securities Trust
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED)

PRINCIPAL              DESCRIPTION
AMOUNT IN                  AND                   COUPON
THOUSANDS             MATURITY DATE               RATE       VALUE

----------------------------------------------------------------------

           U.S. Government & Agency Obligations (47.4%)
           U.S. GOVERNMENT AGENCIES (6.3%)
 $27,000   Federal National Mortgage Assoc.
           05/15/30+..........................   7.25 %   $ 30,349,188
                                                          ------------
           U.S. TREASURY BONDS (32.6%)
  17,500   11/15/22...........................   7.625      21,469,630
  49,350   08/15/21...........................   8.125      63,069,695
  10,400   08/15/20...........................   8.75       13,971,755
  11,600   08/15/13...........................  12.00       16,008,905
  30,000   11/15/11...........................  14.00       41,644,920
                                                          ------------
                                                           156,164,905
                                                          ------------
           U.S. TREASURY NOTES (8.5%)
  11,000   12/31/03...........................   3.25       11,051,997
   6,000   02/15/04...........................   4.75        6,177,888
   7,000   08/31/02...........................   6.25        7,100,898
   6,000   05/15/05...........................   6.75        6,493,596
   9,000   11/15/04...........................   7.875       9,927,423
                                                          ------------
                                                            40,751,802
                                                          ------------
           Total U.S. Government & Agency Obligations
            (COST $227,469,468).........................   227,265,895
                                                          ------------
           Mortgage-Backed Securities (45.7%)
           FEDERAL HOME LOAN MORTGAGE CORP. (2.0% )
   6,458   09/01/14 - 02/01/20................   9.50        6,904,364
   1,917   06/01/16 - 10/01/19................  10.00        2,028,457
     405   02/01/16 - 10/01/18................  10.50          434,118
                                                          ------------
                                                             9,366,939
                                                          ------------
           FEDERAL HOME LOAN MORTGAGE CORP. PC
           GOLD (29.0%)
  69,847   05/01/16 - 09/01/16................   6.00       70,807,650
  46,627   05/01/31 - 07/01/31................   6.50       47,209,988
  20,202   02/01/23 - 05/01/31................   8.00       21,325,890
                                                          ------------
                                                           139,343,528
                                                          ------------
           FEDERAL NATIONAL MORTGAGE ASSOC. (9.3%)
  31,211   05/01/31...........................   6.50       31,571,754
  10,863   05/01/24 - 01/01/32................   8.00       11,463,720
   1,097   01/01/22 - 04/01/25................   8.50        1,170,894
     421   09/01/16 - 05/01/20................   9.50          450,989
      65   03/01/16 - 02/01/18................   9.75           70,004
                                                          ------------
                                                            44,727,361
                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

PRINCIPAL             DESCRIPTION
AMOUNT IN                 AND                   COUPON
THOUSANDS            MATURITY DATE               RATE        VALUE

----------------------------------------------------------------------

           GOVERNMENT NATIONAL MORTGAGE ASSOC. (3.7%)
 $13,494   08/15/25 -05/15/29.................   6.50 %   $ 13,675,269
     199   01/15/29 - 08/15/29................   7.50          208,833
   3,345   06/15/21 - 10/15/24................   8.50        3,572,712
     270   05/15/16 - 11/15/20................  10.00          288,978
      37   09/15/18...........................  11.00           39,629
                                                          ------------
                                                            17,785,421
                                                          ------------
           GOVERNMENT NATIONAL MORTGAGE ASSOC. II (1.7%)
   6,191   01/20/29 - 02/20/29................   6.50        6,258,339
   1,842   05/20/30...........................   8.00        1,943,196
                                                          ------------
                                                             8,201,535
                                                          ------------
           Total Mortgage-Backed Securities
            (COST $214,878,285).........................   219,424,784
                                                          ------------

                                            COUPON      MATURITY
                                             RATE         DATE
                                         ------------  -----------

         Short-Term Investment (5.6%)
         Repurchase Agreement
26,939   Joint repurchase agreement
         account
         (dated 04/30/02 proceeds
         $26,940,426) (a)
         (COST $26,939,000)............     1.905%      05/01/02        26,939,000
                                                                    --------------

         Total Investments
          (COST $469,286,753) (b)......       98.7%      473,629,679
         Other Assets In Excess of
          Liabilities..................        1.3         5,997,483
                                             -----      ------------
         Net Assets....................      100.0%     $479,627,162
                                             =====      ============

---------------------

  + A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $6,899,132 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,556,206, RESULTING IN NET UNREALIZED APPRECIATION OF $4,342,926.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

Futures Contracts Open at April 30, 2002:

                                            DESCRIPTION,
   NUMBER OF                               DELIVERY MONTH,              UNDERLYING FACE   UNREALIZED
   CONTRACTS      LONG/SHORT                  AND YEAR                  AMOUNT AT VALUE  APPRECIATION
-----------------------------------------------------------------------------------------------------
       450         Long        U.S. Treasury Notes
                               June 2002                                 $ 47,721,096      $ 33,786
       145         Long        U.S. Treasury Notes
                               June 2002                                   30,320,860        52,437
        25         Short       U.S. Treasury Notes
                               June 2002                                   (2,639,063)        7,868
       304         Short       U.S. Treasury Notes
                               June 2002                                  (31,103,000)      114,880
                                                                                           --------
                                                                                           $208,971
                        Total Unrealized Appreciation..................................
                                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2002 (UNAUDITED)

Assets:
Investments in securities, at value
 (cost $469,286,753)..............................  $473,629,679
Receivable for:
  Interest........................................    6,810,083
  Shares of beneficial interest sold..............      982,320
  Principal paydowns..............................      156,283
Prepaid expenses..................................       50,044
                                                    -----------
    Total Assets..................................  481,628,409
                                                    -----------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......      925,706
  Distribution fee................................      356,532
  Dividends and distributions to shareholders.....      263,079
  Investment management fee.......................      236,994
  Variation margin................................       74,811
Accrued expenses..................................      144,125
                                                    -----------
    Total Liabilities.............................    2,001,247
                                                    -----------
    Net Assets....................................  $479,627,162
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $512,185,721
Net unrealized appreciation.......................    4,551,897
Dividends in excess of net investment income......   (9,217,531)
Accumulated net realized loss.....................  (27,892,925)
                                                    -----------
    Net Assets....................................  $479,627,162
                                                    ===========
Class A Shares:
Net Assets........................................   $8,511,430
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      924,672
    Net Asset Value Per Share.....................  $      9.20
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $      9.61
                                                    ===========
Class B Shares:
Net Assets........................................  $448,263,233
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   49,500,007
    Net Asset Value Per Share.....................  $      9.06
                                                    ===========
Class C Shares:
Net Assets........................................  $15,734,486
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    1,722,596
    Net Asset Value Per Share.....................  $      9.13
                                                    ===========
Class D Shares:
Net Assets........................................   $7,118,013
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      787,736
    Net Asset Value Per Share.....................  $      9.04
                                                    ===========

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

Net Investment Income:
Interest Income...................................  $13,990,581
                                                    -----------
Expenses
Distribution fee (Class A shares).................        5,483
Distribution fee (Class B shares).................    1,931,780
Distribution fee (Class C shares).................       61,163
Investment management fee.........................    1,328,893
Transfer agent fees and expenses..................      222,334
Registration fees.................................       48,044
Shareholder reports and notices...................       42,739
Professional fees.................................       34,856
Custodian fees....................................       29,164
Trustees' fees and expenses.......................       10,314
Other.............................................        5,089
                                                    -----------
    Total Expenses................................    3,719,859
                                                    -----------
    Net Investment Income.........................   10,270,722
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain on:
  Investments.....................................      169,502
  Futures contracts...............................    1,866,152
                                                    -----------
      Net Gain....................................    2,035,654
                                                    -----------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................  (18,057,455)
  Futures contracts...............................    1,093,015
                                                    -----------
      Net Depreciation............................  (16,964,440)
                                                    -----------

      Net Loss....................................  (14,928,786)
                                                    -----------

Net Decrease......................................  $(4,658,064)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED        ENDED
                                          APRIL 30, 2002  OCTOBER 31, 2001
                                          --------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $ 10,270,722     $ 26,308,624
Net realized gain.......................      2,035,654       10,013,847
Net change in unrealized appreciation...    (16,964,440)      17,348,843
                                           ------------     ------------
    Net Increase (Decrease).............     (4,658,064)      53,671,314
                                           ------------     ------------
Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (226,084)        (502,509)
Class B shares..........................    (10,967,837)     (24,779,979)
Class C shares..........................       (345,889)        (696,193)
Class D shares..........................       (172,740)        (329,662)
                                           ------------     ------------
    Total Dividends.....................    (11,712,550)     (26,308,343)
                                           ------------     ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................    (24,400,055)      17,226,485
                                           ------------     ------------

    Net Increase (Decrease).............    (40,770,669)      44,589,456

Net Assets:
Beginning of period.....................    520,397,831      475,808,375
                                           ------------     ------------
End of Period
(Including dividends in excess of net
investment income of $9,217,531 and
accumulated undistributed net investment
income of $443,607, respectively).......   $479,627,162     $520,397,831
                                           ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures contracts are valued at the latest sale price published by the commodities exchange on which they trade;(4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that the sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors);
(5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (6) short-term

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Options and Futures -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

be increased by the premium originally paid; (3) Options on futures contracts:
If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $17,531,971 at April 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

be reimbursed in the subsequent calendar year. For the six months ended
April 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $271, $194,652 and $3,392, respectively and received $35,092 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
Purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 were $42,576,630 and $76,137,899, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $7,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,589. At April 30, 2002, the Fund had an accrued pension liability of $57,517 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                FOR THE YEAR
                                      MONTHS ENDED                    ENDED
                                     APRIL 30, 2002             OCTOBER 31, 2001
                                -------------------------  ---------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  ------------  ------------  -------------
CLASS A SHARES
Sold..........................      754,320  $  6,996,130    14,819,239  $ 135,455,636
Reinvestment of dividends.....        9,002        82,819        31,735        290,264
Redeemed......................     (742,635)   (6,900,477)  (14,483,897)  (132,444,371)
                                -----------  ------------  ------------  -------------
Net increase -- Class A.......       20,687       178,472       367,077      3,301,529
                                -----------  ------------  ------------  -------------
CLASS B SHARES
Sold..........................    4,030,217    36,657,350    31,041,632    280,038,843
Reinvestment of dividends.....      703,548     6,367,642     1,603,788     14,454,587
Redeemed......................   (7,660,521)  (69,655,900)  (31,774,946)  (286,389,627)
                                -----------  ------------  ------------  -------------
Net increase (decrease) --
 Class B......................   (2,926,756)  (26,630,908)      870,474      8,103,803
                                -----------  ------------  ------------  -------------
CLASS C SHARES
Sold..........................      899,454     8,210,941     2,791,816     25,581,351
Reinvestment of dividends.....       24,453       223,210        50,997        463,904
Redeemed......................     (817,569)   (7,474,778)   (2,368,022)   (21,743,242)
                                -----------  ------------  ------------  -------------
Net increase -- Class C.......      106,338       959,373       474,791      4,302,013
                                -----------  ------------  ------------  -------------
CLASS D SHARES
Sold..........................      547,972     4,930,935     1,670,998     15,137,556
Reinvestment of dividends.....       12,510       112,977        29,076        261,493
Redeemed......................     (437,876)   (3,950,904)   (1,530,494)   (13,879,909)
                                -----------  ------------  ------------  -------------
Net increase -- Class D.......      122,606     1,093,008       169,580      1,519,140
                                -----------  ------------  ------------  -------------
Net increase (decrease) in
 Fund.........................   (2,677,125) $(24,400,055)    1,881,922  $  17,226,485
                                ===========  ============  ============  =============

6. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2002, the Fund had outstanding interest rate futures contracts.

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

7. Federal Income Tax Status
At October 31, 2001, the Fund had a net capital loss carryover of approximately $24,640,000, to offset future capital gains to the extent provided by regulations, available through October 31 in the following years:

 AMOUNT IN THOUSANDS
---------------------
 2002    2004   2007
-------  ----  ------
$21,569  $690  $2,381
=======  ====  ======

At October 31, 2001, the Fund was required for Federal income tax purposes to defer approximately $5,003,000 of realized losses on certain closed options and futures contracts.

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on straddles.

8. Change In Accounting Policy
Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in an $8,219,310 decrease in the cost of securities and a corresponding decrease to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the six months ended April 30, 2002 was to decrease net investment income by $998,221; increase unrealized appreciation by $564,699; and increase net realized gains by $433,522. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Federal Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                              FOR THE SIX                   FOR THE YEAR ENDED OCTOBER 31,             JULY 28, 1997*
                             MONTHS ENDED         --------------------------------------------------      THROUGH
                            APRIL 30, 2002           2001         2000         1999         1998      OCTOBER 31, 1997
                           -----------------      -----------  -----------  -----------  -----------  ----------------
                              (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.51              $ 8.98       $ 9.01       $ 9.79       $ 9.45          $ 9.26
                                ------              ------       ------       ------       ------          ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.22(4)             0.54         0.63         0.62         0.64            0.16
  Net realized and
   unrealized gain
   (loss)................        (0.28)(4)            0.53        (0.03)       (0.78)        0.34            0.19
                                ------              ------       ------       ------       ------          ------
Total income (loss) from
 investment operations...        (0.06)               1.07         0.60        (0.16)        0.98            0.35
                                ------              ------       ------       ------       ------          ------
Less dividends from net
 investment income.......        (0.25)              (0.54)       (0.63)       (0.62)       (0.64)          (0.16)
                                ------              ------       ------       ------       ------          ------

Net asset value, end of
 period..................       $ 9.20              $ 9.51       $ 8.98       $ 9.01       $ 9.79          $ 9.45
                                ======              ======       ======       ======       ======          ======

Total Return+............        (0.49)%(1)          12.28%        6.97%       (1.66)%      10.75%           3.78%(1)

Ratios to Average Net
 Assets:
Expenses.................         0.85 %(2)(3)        0.91%(3)     0.82%(3)     0.91 %(3)     0.93%(3)        0.92%(2)
Net investment income....         4.94 %(2)(3)(4)     5.90%(3)     7.05%(3)     6.65 %(3)     6.70%(3)        6.60%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $8,511              $8,593       $4,821       $4,272       $4,894          $2,051
Portfolio turnover
 rate....................            9 %(1)            157%          64%          17 %         13%             12%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.03, DECREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.03 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.41%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                               FOR THE SIX                                 FOR THE YEAR ENDED OCTOBER 31,
                              MONTHS ENDED          -----------------------------------------------------------------------------
                             APRIL 30, 2002             2001           2000           1999             1998             1997*
                           -------------------      -------------  -------------  -------------    -------------    -------------
                               (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....         $ 9.35                $ 8.85         $ 8.87         $ 9.72           $ 9.36           $ 9.25
                                  ------                ------         ------         ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................           0.18(4)               0.47           0.55           0.55             0.58             0.59
  Net realized and
   unrealized gain
   (loss)................          (0.25)(4)              0.50          (0.02)         (0.85)            0.36             0.11
                                  ------                ------         ------         ------           ------           ------
Total income (loss) from
 investment operations...          (0.07)                 0.97           0.53          (0.30)            0.94             0.70
                                  ------                ------         ------         ------           ------           ------
Less dividends from net
 investment income.......          (0.22)                (0.47)         (0.55)         (0.55)           (0.58)           (0.59)
                                  ------                ------         ------         ------           ------           ------
Net asset value, end of
 period..................         $ 9.06                $ 9.35         $ 8.85         $ 8.87           $ 9.72           $ 9.36
                                  ======                ======         ======         ======           ======           ======
Total Return+............          (0.78)%(1)            11.38%          6.26%         (3.09)%          10.35%            7.89%

Ratios to Average Net
 Assets:
Expenses.................           1.56 %(2)(3)          1.56%(3)       1.57%(3)       1.55 %(3)        1.54%(3)         1.53%
Net investment income....           4.23 %(2)(3)(4)       5.25%(3)       6.30%(3)       6.01 %(3)        6.09%(3)         6.41%
Supplemental Data:
Net assets, end of
 period, in thousands....       $448,263              $490,351       $456,418       $540,916         $639,212         $623,049
Portfolio turnover
 rate....................              9 %(1)              157%            64%            17 %             13%              12%

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B
      SHARES.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.03, DECREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.03 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.41%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                     FOR THE PERIOD
                               FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,                    JULY 28, 1997*
                              MONTHS ENDED          ------------------------------------------------------------        THROUGH
                             APRIL 30, 2002             2001           2000           1999             1998         OCTOBER 31, 1997
                           -------------------      -------------  -------------  -------------    -------------    ----------------
                               (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $  9.43               $  8.93        $  8.95        $  9.80         $   9.44           $   9.26
                                 -------               -------        -------        -------         --------           --------
Income (loss) from
 investment operations:
  Net investment
   income................           0.21(4)               0.48           0.56           0.56             0.58               0.15
  Net realized and
   unrealized gain
   (loss)................          (0.29)(4)              0.50          (0.02)         (0.85)            0.36               0.18
                                 -------               -------        -------        -------         --------           --------
Total income (loss) from
 investment
 operations..............          (0.08)                 0.98           0.54          (0.29)            0.94               0.33
                                 -------               -------        -------        -------         --------           --------
Less dividends from net
 investment income.......          (0.22)                (0.48)         (0.56)         (0.56)           (0.58)             (0.15)
                                 -------               -------        -------        -------         --------           --------

Net asset value, end of
 period..................        $  9.13               $  9.43        $  8.93        $  8.95         $   9.80           $   9.44
                                 =======               =======        =======        =======         ========           ========

Total Return+............          (0.87)%(1)            11.33%          6.26%         (3.03)%          10.30%              3.54%(1)

Ratios to Average Net
 Assets:
Expenses.................           1.56 %(2)(3)          1.56%(3)       1.57%(3)       1.55 %(3)        1.54%(3)           1.52%(2)
Net investment income....           4.23 %(2)(3)(4)       5.25%(3)       6.30%(3)       6.01 %(3)        6.09%(3)           5.86%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....        $15,734               $15,248        $10,191        $10,995           $7,204               $721
Portfolio turnover
 rate....................              9 %(1)              157%            64%            17 %             13%                12%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.03, DECREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.03 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.41%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                       FOR THE PERIOD
                              FOR THE SIX                   FOR THE YEAR ENDED OCTOBER 31,             JULY 28, 1997*
                             MONTHS ENDED         --------------------------------------------------      THROUGH
                            APRIL 30, 2002           2001         2000         1999         1998      OCTOBER 31, 1997
                           -----------------      -----------  -----------  -----------  -----------  ----------------
                              (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.33              $ 8.84       $ 8.86       $ 9.69       $ 9.33          $ 9.26
                                ------              ------       ------       ------       ------          ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.22(4)             0.55         0.63         0.63         0.66            0.17
  Net realized and
   unrealized gain
   (loss)................        (0.26)(4)            0.49        (0.02)       (0.83)        0.36            0.07
                                ------              ------       ------       ------       ------          ------
Total income (loss) from
 investment operations...        (0.04)               1.04         0.61        (0.20)        1.02            0.24
                                ------              ------       ------       ------       ------          ------
Less dividends from net
 investment income.......        (0.25)              (0.55)       (0.63)       (0.63)       (0.66)          (0.17)
                                ------              ------       ------       ------       ------          ------
Net asset value, end of
 period..................       $ 9.04              $ 9.33       $ 8.84       $ 8.86       $ 9.69          $ 9.33
                                ======              ======       ======       ======       ======          ======
Total Return+............        (0.38)%(1)          12.23%        7.17%       (2.08)%      11.30%           2.62%(1)

Ratios to Average Net
 Assets:
Expenses.................         0.71 %(2)(3)        0.71%(3)     0.72%(3)     0.70 %(3)     0.69%(3)        0.63%(2)
Net investment income....         5.08 %(2)(3)(4)     6.10%(3)     7.15%(3)     6.86 %(3)     6.94%(3)        6.40%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $7,118              $6,206       $4,378       $5,590       $1,956             $69
Portfolio turnover
 rate....................            9 %(1)            157%          64%          17 %         13%             12%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.03, DECREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.03 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.41%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES                                                   [MORGAN STANLEY LOGO]

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson                                   [PHOTO]
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

W. David Armstrong
Vice President

David S. Horowitz
Vice President

Paul F. O'Brien
Vice President

Thomas F. Caloia
Treasurer

                                                        Morgan Stanley
TRANSFER AGENT
                                                        Federal Securities Trust

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020





The financial statements included
herein have been taken from the
records of the Fund without examination
by the independent auditors
and accordingly they do not
express an opinion thereon.


This report is submitted for the
general information of the shareholders
of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional
Information contains additional
information about the Fund, including
its trustees. It is available, without
charge, by calling (800) 869-NEWS.


This report is not authorized for
distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

                                                        SEMIANNUAL REPORT
Morgan Stanley Distributors
Inc., member NASD.                37895RPT              APRIL 30, 2002